Long-Term Trade And Unbilled Receivables And Contract Assets (Tables)	12 Months Ended
Dec. 31, 2025
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Schedule Of Long-Term Trade And Unbilled Receivables
The following table presents the components of long-term trade and unbilled receivables and contract assets as of December 31, 2025 and 2024.

	December 31, 2025	December 31, 2024
Trade and unbilled receivables	$80,363	$60,854
Contract assets	640,701	457,316
Less - allowance for credit loss	(1,986)	(1,871)
Total	$719,078	$516,299